[EATON VANCE LOGO]

SEMIANNUAL REPORT JUNE 30, 2000


          EATON VANCE
NYSE       BALANCED
FLAG         FUND


[75TH ANNIVERSARY LOGO]

[PEOPLE AT STOCK EXCHANGE]

Eaton Vance Balanced Fund as of June 30, 2000

INVESTMENT UPDATE

Investment Environment
---------------------------------------------------------

The Economy

- In response to a strong economy and signs of rising inflation, the Federal Reserve Board raised the Federal
  Funds rate, a key barometer of short-term interest rates, on six occasions in the past 13 months. The Fed has been especially concerned that rising labor costs and increased demand, despite improvements in pro-ductivity, could lead to higher inflation.

- There is evidence that the Fed's series of rate hikes is starting to have the desired effect. Interest-rate-sensi-tive sectors of the economy -- especially housing and construction -- have slowed significantly. Although still healthy, consumer spending has cooled off.

- Recent inflation indicators have been favorable. Wage gains, a source of concern in a tight labor market, showed little movement in May. Both the Producer
  Price Index and the Consumer Price Index have been benign, and the number of manufacturers experienc-ing price increases from suppliers dropped off sharply.

The Markets

- The first half of 2000 saw a return to earth for many high-flying technology stocks that have led the market.
  Tech-heavy NASDAQ reached a record high in March, before increasingly valuation-sensitive investors -- wary of interest rate hikes and second-quarter earnings -- took some air out of the balloon. A stronger perform-ance in June pushed total return for 2000 to -2.5%.(1)

- The Dow Jones Index, primarily made up of so-called
  "Old Economy" stocks, benefited from investors' desire for solid earnings in the second quarter. Healthcare and drug companies fared particularly well. After a difficult first quarter, however, the Dow finished the first half of 2000 down 9.1%. A broader equity index, the S & P 500, was down 0.4% for the year to date.(1)

- The bond market rallied briefly in February and March, as investors sought some refuge from the increasingly volatile equity markets. However, the downtrend resumed in April and May, when the Fed punctuated its anti-inflation stance with a 50 basis point (0.50%) rate hike.

The Fund
---------------------------------------------------------

The Past Six Months

- During the six months ended June 30, 2000, the Fund's Class A shares had a total return of -0.44%.(2)
  This return was the result of a decrease in net asset value (NAV)to $7.74 on June 30, 2000 from $7.92 on December 31, 1999, and the reinvestment of $0.090 per share in dividends and $0.055 per share in capital gains.

- The Fund's Class B shares had a total return of -0.93%(2) during the period, the result of a decrease in NAV to $13.14 from $13.41, and the reinvestment of $0.090 per share in dividends and $0.055 per share in capital gains.

- The Fund's Class C shares had a total return of -0.90%(2) during the period, the result of a decrease in NAV to $12.64 from $12.90, and the reinvestment of $0.090 per share in dividends and $0.055 per share in capital gains.

- For comparison, during the six months ended June
  30, 2000, the average return of funds in the Lipper
  Balanced Fund Classification was 1.61%.(2)

Management Discussion

- Arieh Coll and Michael Terry became co-managers of
  Balanced Fund's investment portfolios in January.
  The Fund now invests 65% of assets in Capital
  Growth Portfolio, managed by Mr. Coll, and 35% in
  Investment Grade Income Portfolio, managed by Mr.
  Terry. The Fund's objective of providing current income and long-term capital growth remains intact.

- In the first half of 2000, devalued technology stocks and corporate bonds had a negative impact on the Fund's performance. To offset the volatility of the equity markets, the fixed-income portion of the Fund sought to provide current income and total return.

--------------------------------------------------------------------------------
  Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

Fund Information
as of June 30, 2000

Performance(3)                                     Class A   Class B   Class C
------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
------------------------------------------------------------------------------
One Year                                          -2.68%    -3.52%    -3.56%
Five Years                                        12.06     11.06     10.53
Ten Years                                         11.18      N.A.      N.A.
Life of Fund+                                     10.05     10.09      9.64

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
------------------------------------------------------------------------------
One Year                                          -8.26%    -8.24%    -4.50%
Five Years                                        10.74     10.80     10.53
Ten Years                                         10.53      N.A.      N.A.
Life of Fund+                                      9.96     10.09      9.64

+Inception Dates -- Class A: 4/1/32; Class B: 11/2/93; Class C: 11/2/93

Ten Largest Equity Holdings(4)
------------------------------------------
Tech Data Corp.                      4.5%
Precision Drilling Corp.             4.2
Nabisco Holdings Corp.               4.1
Precision Castparts Corp.            3.3
Cardinal Health, Inc.                3.2
Concord EFS, Inc.                    3.0
Metris Companies, Inc.               2.3
Philip Morris Co., Inc.              2.2
Hollywood Entertainment Corp.        2.2
Alpharma, Inc.                       2.0


(1) It is not possible to invest directly in an Index or a Lipper
Classification. The S&P 500 Index is an unmanaged index commonly used as a measure of U.S. stock market performance. (2) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable
CDSC based on the following schedule: 5% -- 1st and 2nd years; 4% -- 3rd year; 3% -- 4th year; 2% -- 5th year;
1% -- 6th year. SEC 1-Year return for Class C reflects 1%
CDSC. (4) Holdings and asset allocation are subject to change. Ten largest equity holdings accounted for 31.0% of Capital Growth Portfolio's net assets.

Past performance is no guarantee of future results.
Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE BALANCED FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2000
Assets
------------------------------------------------------
Investment in Capital Growth Portfolio,
   at value
   (identified cost, $163,927,377)        $182,495,443
Investment in Investment Grade Income
   Portfolio, at value
   (identified cost, $105,700,194)         102,814,356
Receivable for Fund shares sold                 62,166
------------------------------------------------------
TOTAL ASSETS                              $285,371,965
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $    394,806
Payable to affiliate for service fees           35,018
Payable to affiliate for Trustees' fees          1,127
Dividends payable                                  594
Accrued expenses                               197,706
------------------------------------------------------
TOTAL LIABILITIES                         $    629,251
------------------------------------------------------
NET ASSETS                                $284,742,714
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $222,522,462
Accumulated undistributed net realized
   gain from Portfolio (computed on the
   basis of identified cost)                46,487,955
Accumulated undistributed net
   investment income                            50,069
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                         15,682,228
------------------------------------------------------
TOTAL                                     $284,742,714
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $221,085,803
SHARES OUTSTANDING                          28,582,308
NET ASSET VALUE, AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       7.74
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $7.74)       $       8.21
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $ 55,849,587
SHARES OUTSTANDING                           4,250,916
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      13.14
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $  7,807,324
SHARES OUTSTANDING                             617,602
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      12.64
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2000
Investment Income
------------------------------------------------------
Interest allocated from Portfolios        $  3,970,462
Dividends allocated from Portfolio
   (net of foreign taxes, $1,013)              807,013
Miscellaneous income                            22,463
Expenses allocated from Portfolios            (829,668)
------------------------------------------------------
NET INVESTMENT INCOME                     $  3,970,270
------------------------------------------------------

Expenses
------------------------------------------------------
Trustees fees and expenses                $      2,158
Distribution and service fees
   Class A                                     232,947
   Class B                                     291,483
   Class C                                      43,643
Transfer and dividend disbursing
   agent fees                                  448,135
Custodian fee                                   19,612
Registration fees                               17,918
Printing and postage                            11,690
Legal and accounting services                    8,666
Miscellaneous                                   18,355
------------------------------------------------------
TOTAL EXPENSES                            $  1,094,607
------------------------------------------------------

NET INVESTMENT INCOME                     $  2,875,663
------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolios
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 46,516,242
------------------------------------------------------
NET REALIZED GAIN                         $ 46,516,242
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(51,458,863)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(51,458,863)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $ (4,942,621)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $ (2,066,958)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE BALANCED FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2000     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 1999
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $      2,875,663  $       7,681,130
   Net realized gain                            46,516,242          2,306,741
   Net change in unrealized
      appreciation (depreciation)              (51,458,863)        (5,818,018)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     (2,066,958) $       4,169,853
-----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $     (2,648,341) $      (6,528,540)
      Class B                                     (411,207)        (1,244,137)
      Class C                                      (60,347)          (182,168)
   In excess of net investment income
      Class A                                      (10,274)                --
      Class B                                           --             (4,166)
   From net realized gain
      Class A                                   (1,645,050)        (4,538,312)
      Class B                                     (257,828)          (720,243)
      Class C                                      (38,647)          (115,910)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $     (5,071,694) $     (13,333,476)
-----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $      3,683,065  $      13,887,731
      Class B                                    2,228,820         13,804,115
      Class C                                      500,525          3,542,983
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                    2,727,287          7,228,182
      Class B                                      525,448          1,759,599
      Class C                                       87,178            280,791
   Cost of shares redeemed
      Class A                                  (24,188,696)       (39,550,883)
      Class B                                  (12,815,902)       (19,645,700)
      Class C                                   (3,164,069)        (3,700,084)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $    (30,416,344) $     (22,393,266)
-----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $    (37,554,996) $     (31,556,889)
-----------------------------------------------------------------------------

                                          SIX MONTHS ENDED
                                          JUNE 30, 2000     YEAR ENDED
NET ASSETS                                (UNAUDITED)       DECEMBER 31, 1999
-----------------------------------------------------------------------------
At beginning of period                    $    322,297,710  $     353,854,599
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    284,742,714  $     322,297,710
-----------------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
-----------------------------------------------------------------------------
AT END OF PERIOD                          $         50,069  $         304,575
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE BALANCED FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                          CLASS A
                                        ----------------------------------------------------------------------------
                                        SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                        JUNE 30, 2000       --------------------------------------------------------
                                        (UNAUDITED)         1999(1)       1998        1997        1996      1995(2)
--------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                                   $  7.920        $ 8.140     $ 8.700     $ 8.090     $ 8.150     $ 6.840
--------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------
Net investment income                       $  0.082        $ 0.195     $ 0.226     $ 0.208     $ 0.254     $ 0.254
Net realized and unrealized gain
   (loss)                                     (0.117)        (0.080)      0.901       1.492       0.821       1.641
--------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS         $ (0.035)       $ 0.115     $ 1.127     $ 1.700     $ 1.075     $ 1.895
--------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------
From net investment income                  $ (0.090)       $(0.200)    $(0.220)    $(0.200)    $(0.254)    $(0.248)
In excess of net investment income                --(3)          --          --          --      (0.001)         --
From net realized gain                        (0.055)        (0.135)     (1.467)     (0.890)     (0.880)     (0.337)
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $ (0.145)       $(0.335)    $(1.687)    $(1.090)    $(1.135)    $(0.585)
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD            $  7.740        $ 7.920     $ 8.140     $ 8.700     $ 8.090     $ 8.150
--------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                (0.44)%         1.45%      13.43%      21.60%      13.61%      28.36%
--------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                 $221,086        $244,507    $270,277    $263,730    $240,217    $236,870
Ratios (As a percentage of average
   daily net assets):
   Expenses(5)                                  1.12%(6)       0.97%       0.98%       0.97%       0.93%       0.95%(6)
   Net investment income                        2.12%(6)       2.45%       2.45%       2.35%       3.03%       3.60%(6)
Portfolio Turnover of the Balanced
   Portfolio                                      --             33%         49%         37%         64%         47%
Portfolio Turnover of the Capital
   Growth Portfolio                              122%
Portfolio Turnover of the Investment
   Grade Income Portfolio                         26%
--------------------------------------------------------------------------------------------------------------------

                                             CLASS A
                                      ----------------------
                                      YEAR ENDED JANUARY 31,
                                      ----------------------
                                               1995
------------------------------------
Net asset value -- Beginning of
   period                                    $  7.600
------------------------------------
Income (loss) from operations
------------------------------------
Net investment income                        $  0.283
Net realized and unrealized gain
   (loss)                                      (0.623)
------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS          $ (0.340)
------------------------------------
Less distributions
------------------------------------
From net investment income                   $ (0.275)
In excess of net investment income                 --
From net realized gain                         (0.145)
------------------------------------
TOTAL DISTRIBUTIONS                          $ (0.420)
------------------------------------
NET ASSET VALUE -- END OF PERIOD             $  6.840
------------------------------------
TOTAL RETURN(4)                                 (4.45)%
------------------------------------
Ratios/Supplemental Data
------------------------------------
Net assets, end of period (000's
   omitted)                                  $200,419
Ratios (As a percentage of average
   daily net assets):
   Expenses(5)                                   0.91%
   Net investment income                         4.05%
Portfolio Turnover of the Balanced
   Portfolio                                       28%
Portfolio Turnover of the Capital
   Growth Portfolio
Portfolio Turnover of the Investment
   Grade Income Portfolio
------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2)  For the eleven-month period ended December 31, 1995.
 (3)  Represents less than .001.
 (4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (5) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE BALANCED FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                          CLASS B
                                        --------------------------------------------
                                        SIX MONTHS ENDED    YEAR ENDED DECEMBER 31,
                                        JUNE 30, 2000       ------------------------
                                        (UNAUDITED)          1999(1)         1998
------------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                                    $13.410          $13.680       $13.680
------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------
Net investment income                        $ 0.090          $ 0.221       $ 0.231
Net realized and unrealized gain
   (loss)                                     (0.215)          (0.121)        1.451
------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS          $(0.125)         $ 0.100       $ 1.682
------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------
From net investment income                   $(0.090)         $(0.234)      $(0.215)
In excess of net investment income                --           (0.001)           --
From net realized gain                        (0.055)          (0.135)       (1.467)
------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                          $(0.145)         $(0.370)      $(1.682)
------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD             $13.140          $13.410       $13.680
------------------------------------------------------------------------------------

TOTAL RETURN(2)                                (0.93)%          74.00%        12.59%
------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                  $55,850          $67,207       $72,836
Ratios (As a percentage of average
   daily net assets):
   Expenses(3)                                  1.89%(4)         1.78%         1.81%
   Net investment income                        1.34%(4)         1.64%         1.62%
Portfolio Turnover of the Balanced
   Portfolio                                      --               33%           49%
Portfolio Turnover of the Capital
   Growth Portfolio                              122%
Portfolio Turnover of the Investment
   Grade Income Portfolio                         26%
------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE BALANCED FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                          CLASS C
                                        --------------------------------------------
                                        SIX MONTHS ENDED    YEAR ENDED DECEMBER 31,
                                        JUNE 30, 2000       ------------------------
                                        (UNAUDITED)          1999(1)         1998
------------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                                    $12.900          $13.170       $13.240
------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------
Net investment income                        $ 0.088          $ 0.205       $ 0.216
Net realized and unrealized gain
   (loss)                                     (0.203)          (0.130)        1.401
------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS          $(0.115)         $ 0.075       $ 1.617
------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------
From net investment income                   $(0.090)         $(0.210)      $(0.220)
From net realized gain                        (0.055)          (0.135)       (1.467)
------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                          $(0.145)         $(0.345)      $(1.687)
------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD             $12.640          $12.900       $13.170
------------------------------------------------------------------------------------

TOTAL RETURN(2)                                (0.90)%          58.00%        12.51%
------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                  $ 7,807          $10,584       $10,742
Ratios (As a percentage of average
   daily net assets):
   Expenses(3)                                  1.92%(4)         1.84%         1.85%
   Net investment income                        1.31%(4)         1.58%         1.58%
Portfolio Turnover of the Balanced
   Portfolio                                      --               33%           49%
Portfolio Turnover of the Capital
   Growth Portfolio                              122%
Portfolio Turnover of the Investment
   Grade Income Portfolio                         26%
------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE BALANCED FUND AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Balanced Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see
   Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in two Portfolios, Capital Growth Portfolio and Investment Grade Income Portfolio (the Portfolios), which are New York Trusts. The investment objectives and policies of the two Portfolios together are the same as those of the Fund. The value of the Fund's investment in the Portfolios reflects the Fund's proportionate interest in the net assets of the Capital Growth Portfolio and the Investment Grade Income Portfolio (99.9% and 99.8% at June 30, 2000). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of the Portfolios, including the portfolios of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Valuations of securities by the Portfolios are discussed in Note 1A of each Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolios, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $5,939,199 as a long-term capital gain distribution for its taxable year ended December 31, 1999.

 D Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Other -- Investment transactions are accounted for on a trade-date basis.

 F Interim Financial Statements -- The interim financial statements relating to
   June 30, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The Fund's present policy is to pay quarterly dividends from net investment income allocated to the Fund by the Portfolios (less the Fund's direct expenses) and to distribute at least annually all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) so allocated. Shareholders may reinvest all distributions in shares of the same class of the Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in-capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of

EATON VANCE BALANCED FUND AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              JUNE 30, 2000     YEAR ENDED
    CLASS A                                   (UNAUDITED)       DECEMBER 31, 1999
    -----------------------------------------------------------------------------
    Sales                                              474,248          1,738,700
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       351,110            909,455
    Redemptions                                     (3,111,283)        (4,979,333)
    -----------------------------------------------------------------------------
    NET DECREASE                                    (2,285,925)        (2,331,178)
    -----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2000     YEAR ENDED
    CLASS B                                   (UNAUDITED)       DECEMBER 31, 1999
    -----------------------------------------------------------------------------
    Sales                                              169,863          1,018,888
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        40,131            130,316
    Redemptions                                       (972,283)        (1,459,657)
    -----------------------------------------------------------------------------
    NET DECREASE                                      (762,289)          (310,453)
    -----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2000     YEAR ENDED
    CLASS C                                   (UNAUDITED)       DECEMBER 31, 1999
    -----------------------------------------------------------------------------
    Sales                                               39,513            271,995
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         6,863             21,655
    Redemptions                                       (248,952)          (289,417)
    -----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                           (202,576)             4,233
    -----------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Certain officers and Trustees of the Fund and of the Portfolios are officers of the above organizations. Except as to Trustees of the Fund and the Portfolios who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $5,021 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2000.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B (Class B Plan) and Class C (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $224,699 and $33,770 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2000, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At June 30, 2000, the amount of Uncovered Distribution Charges EVD calculated under the Plans was approximately $1,352,000 and $1,123,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investments dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. The Trustees initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to EVD and investment dealers equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999, the Trustees approved service fee payments equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares for any fiscal year on shares of the Fund sold on or after October 12, 1999. The Class C Plan permits the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service

EATON VANCE BALANCED FUND AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended June 30, 2000 amounted to $232,947, $66,784, and $10,873 for Class A, Class B, and Class C shares, respectively.
   Certain officers and Trustees of the Fund are officers of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited circumstances. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. The Fund was informed that EVD received approximately $102,000 and $1,000 of CDSC paid by shareholders for Class B and Class C shares, respectively, for the six months ended June 30, 2000.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Capital Growth Portfolio for the six months ended June 30, 2000, aggregated $6,079,172 and $13,430,273, respectively. Increases and decreases in the Fund's investment in the Investment Grade Income Portfolio for the six months ended June 30, 2000, aggregated $311,712 and $12,731,685, respectively. Increases and decreases in the Fund's investment in the Balanced Portfolio for the six months ended June 30, 2000, aggregated $3,523,488 and $20,562,025, respectively.

8 Investment in Portfolios
-------------------------------------------
   For the six months ended June 30, 2000, the Fund was allocated net investment income and realized and unrealized gain (loss) from the Portfolios as follows:

                                                             INVESTMENT
                                                CAPITAL        GRADE
                                                 GROWTH        INCOME       BALANCED
                                              PORTFOLIO(1)  PORTFOLIO(1)  PORTFOLIO(2)     TOTAL
    ------------------------------------------------------------------------------------------------
    Dividend income                           $    550,915  $        --   $    256,098  $    807,013
    Interest income                                152,393    2,320,558      1,497,511     3,970,462
    Miscellaneous Income                                                                      22,463
    Expenses                                      (415,970)    (236,811)      (176,887)     (829,668)
    ------------------------------------------------------------------------------------------------
    NET INVESTMENT INCOME                     $    287,338  $ 2,083,747   $  1,576,722  $  3,970,270
    ------------------------------------------------------------------------------------------------
    NET REALIZED GAIN (LOSS) --
       INVESTMENT TRANSACTIONS
        (IDENTIFIED COST BASIS)               $  4,115,011  $(1,519,870)  $ 43,921,101  $ 46,516,242
    ------------------------------------------------------------------------------------------------
    CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) --
       INVESTMENTS                            $(11,266,026) $ 2,155,756   $(42,348,593) $(51,458,863)
    ------------------------------------------------------------------------------------------------

 (1) For the period from the start of business, March 7, 2000, to June 30, 2000.
 (2)  For the period from January 1, 2000 to March 6, 2000.

9 Transfer of Net Assets
-------------------------------------------
   At the close of business on March 6, 2000, the Fund withdrew net assets of $309,221,573 from Balanced Portfolio, including net unrealized appreciation of $24,791,298. Subsequently, the Fund contributed net assets of $196,706,145 and $112,515,428 into Capital Growth Portfolio and Investment Grade Income Portfolio, including unrealized appreciation and depreciation of $29,830,011 and $5,038,713, respectively.

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 92.8%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Advertising and Marketing Services -- 1.1%
-----------------------------------------------------------------------
Interact Commerce Corp.(1)                    175,500      $  2,073,094
-----------------------------------------------------------------------
                                                           $  2,073,094
-----------------------------------------------------------------------
Aerospace and Defense -- 1.8%
-----------------------------------------------------------------------
BE Aerospace, Inc.(1)                          40,000      $    275,000
Boeing Company (The)                           66,000         2,759,625
Hexcel Corp.(1)                                20,000           190,000
-----------------------------------------------------------------------
                                                           $  3,224,625
-----------------------------------------------------------------------
Apparel -- 1.0%
-----------------------------------------------------------------------
Reebok International Ltd.(1)                  117,000      $  1,864,687
-----------------------------------------------------------------------
                                                           $  1,864,687
-----------------------------------------------------------------------
Banks and Money Services -- 3.6%
-----------------------------------------------------------------------
Citigroup                                      40,000      $  2,410,000
Metris Companies, Inc.                        167,501         4,208,450
-----------------------------------------------------------------------
                                                           $  6,618,450
-----------------------------------------------------------------------
Batteries -- 1.0%
-----------------------------------------------------------------------
Energizer Holdings, Inc.(1)                   100,000      $  1,825,000
-----------------------------------------------------------------------
                                                           $  1,825,000
-----------------------------------------------------------------------
Beverages -- 0.6%
-----------------------------------------------------------------------
Seagrams Co. Ltd.                              17,500      $  1,015,000
-----------------------------------------------------------------------
                                                           $  1,015,000
-----------------------------------------------------------------------
Broadcasting and Cable -- 0.6%
-----------------------------------------------------------------------
Radio One, Inc.(1)                             15,000      $    443,437
Radio One, Inc., Class D(1)                    30,000           661,875
-----------------------------------------------------------------------
                                                           $  1,105,312
-----------------------------------------------------------------------
Business Products and Services -- 0.3%
-----------------------------------------------------------------------
Ceridian Corp.(1)                              25,000      $    601,562
-----------------------------------------------------------------------
                                                           $    601,562
-----------------------------------------------------------------------
Business Services - Miscellaneous -- 3.9%
-----------------------------------------------------------------------
Complete Business Solutions, Inc.(1)          132,000      $  2,318,250
Critical Path, Inc.(1)                         15,000           874,687
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Business Services - Miscellaneous (continued)
-----------------------------------------------------------------------
Forrester Research, Inc.(1)                     2,200      $    160,187
Heidrick and Struggles International,
Inc.(1)                                        27,500         1,735,937
Manpower, Inc.                                  1,000            32,000
Thermo Cardiosystems, Inc.(1)                 200,000         2,000,000
-----------------------------------------------------------------------
                                                           $  7,121,061
-----------------------------------------------------------------------
Communications Equipment -- 0.3%
-----------------------------------------------------------------------
ECI Telecom, Ltd.                              14,800      $    529,100
-----------------------------------------------------------------------
                                                           $    529,100
-----------------------------------------------------------------------
Communications Services -- 1.5%
-----------------------------------------------------------------------
ALLTEL Corp.                                   15,000      $    929,062
BellSouth Corp.                                30,000         1,278,750
Winstar Communications, Inc.(1)                15,000           508,125
-----------------------------------------------------------------------
                                                           $  2,715,937
-----------------------------------------------------------------------
Computer Equipment -- 3.5%
-----------------------------------------------------------------------
Brocade Communications Systems, Inc.(1)        20,000      $  3,669,688
Clarent Corp.(1)                               10,000           715,000
Emulex Corp.(1)                                30,000         1,970,625
-----------------------------------------------------------------------
                                                           $  6,355,313
-----------------------------------------------------------------------
Computer Services -- 5.3%
-----------------------------------------------------------------------
Concord EFS, Inc.(1)                          212,500      $  5,525,000
ePresence, Inc.(1)                              5,000            36,250
iGATE Capital Corp.(1)                         20,000           275,000
Profit Recovery Group International,
Inc.(1)                                       121,500         2,019,938
SunGard Data Systems, Inc.(1)                  60,000         1,860,000
-----------------------------------------------------------------------
                                                           $  9,716,188
-----------------------------------------------------------------------
Computer Software -- 2.3%
-----------------------------------------------------------------------
BindView Development Corp.(1)                  50,000      $    600,000
Intuit, Inc.(1)                                 1,000            41,375
Mercury Interactive Corp.(1)                   10,000           967,500
Microsoft Corp.(1)                             10,000           800,000
Pinnacle Systems, Inc.(1)                      25,000           562,110
Project Software and Development,
Inc.(1)                                        60,000         1,080,000
Software.com, Inc.(1)                             500            64,938
-----------------------------------------------------------------------
                                                           $  4,115,923
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Computers and Business Equipment -- 1.2%
-----------------------------------------------------------------------
Dell Computer Corp.(1)                          8,000      $    394,500
Insight Enterprises, Inc.(1)                   30,000         1,779,375
-----------------------------------------------------------------------
                                                           $  2,173,875
-----------------------------------------------------------------------
Distribution -- 8.5%
-----------------------------------------------------------------------
AmeriSource Health Corp., Class A(1)           48,049      $  1,489,519
Cardinal Health, Inc.                          78,426         5,803,524
Tech Data Corp.(1)                            190,000         8,276,875
-----------------------------------------------------------------------
                                                           $ 15,569,918
-----------------------------------------------------------------------
Drugs -- 5.4%
-----------------------------------------------------------------------
Alpharma, Inc.                                 59,556      $  3,707,361
Elan Corp., PLC ADR(1)                         32,000         1,550,000
Lilly (Eli) & Co.                              15,000         1,498,125
Teva Pharmaceutical Industries Ltd.            55,834         3,095,297
-----------------------------------------------------------------------
                                                           $  9,850,783
-----------------------------------------------------------------------
Electrical Equipment -- 1.2%
-----------------------------------------------------------------------
C&D Technology, Inc.                           40,000      $  2,260,000
-----------------------------------------------------------------------
                                                           $  2,260,000
-----------------------------------------------------------------------
Electronic Components - Instruments -- 1.0%
-----------------------------------------------------------------------
C-MAC Industries, Inc.                         20,000      $    944,880
Keithley Instruments, Inc.                     10,000           871,250
-----------------------------------------------------------------------
                                                           $  1,816,130
-----------------------------------------------------------------------
Electronics - Instruments -- 1.1%
-----------------------------------------------------------------------
Credence Systems Corp.(1)                      30,000      $  1,655,625
Mechanical Technology, Inc.(1)                 21,000           315,000
-----------------------------------------------------------------------
                                                           $  1,970,625
-----------------------------------------------------------------------
Electronics - Semiconductors -- 7.1%
-----------------------------------------------------------------------
Advanced Micro Devices, Inc.(1)                40,000      $  3,090,000
Analog Devices, Inc.(1)                        20,000         1,520,000
Cirrus Logic, Inc.(1)                          50,000           800,000
Conexant Systems(1)                            40,000         1,945,000
Micron Technology, Inc.(1)                     37,000         3,258,313
National Semiconductor Corp.(1)                10,000           567,500
SanDisk Corp.(1)                               30,000         1,835,625
-----------------------------------------------------------------------
                                                           $ 13,016,438
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Financial - Miscellaneous -- 0.6%
-----------------------------------------------------------------------
MGIC Investment Corp.                          25,000      $  1,137,500
-----------------------------------------------------------------------
                                                           $  1,137,500
-----------------------------------------------------------------------
Financial Services - Miscellaneous -- 2.2%
-----------------------------------------------------------------------
Finova Group, Inc.                            100,000      $  1,300,000
Providian Financial Corp.                      30,000         2,700,000
-----------------------------------------------------------------------
                                                           $  4,000,000
-----------------------------------------------------------------------
Foods -- 4.1%
-----------------------------------------------------------------------
Nabisco Holdings Corp.                        286,000      $  7,418,125
-----------------------------------------------------------------------
                                                           $  7,418,125
-----------------------------------------------------------------------
Gaming -- 0.2%
-----------------------------------------------------------------------
Penn National Gaming Inc.(1)                   22,700      $    309,288
-----------------------------------------------------------------------
                                                           $    309,288
-----------------------------------------------------------------------
Health Services -- 2.3%
-----------------------------------------------------------------------
Caremark Rx, Inc.(1)                          150,000      $  1,021,875
Express Scripts, Inc.(1)                       22,000         1,366,750
MedQuist, Inc.(1)                              55,000         1,870,000
-----------------------------------------------------------------------
                                                           $  4,258,625
-----------------------------------------------------------------------
Information Services -- 0.5%
-----------------------------------------------------------------------
Cambridge Technology Partners, Inc.(1)        101,250      $    882,779
Lante Corp.(1)                                     50             1,022
-----------------------------------------------------------------------
                                                           $    883,801
-----------------------------------------------------------------------
Insurance -- 0.8%
-----------------------------------------------------------------------
Aetna, Inc.                                     5,000      $    320,938
Oxford Health Plans, Inc.(1)                   20,000           476,250
Progressive Corp.                              10,000           740,000
-----------------------------------------------------------------------
                                                           $  1,537,188
-----------------------------------------------------------------------
Investment Services -- 0.0%
-----------------------------------------------------------------------
Savvis Communications Corp.(1)                     50      $        653
-----------------------------------------------------------------------
                                                           $        653
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Medical Products -- 0.7%
-----------------------------------------------------------------------
Novoste Corp.(1)                               20,000      $  1,220,000
-----------------------------------------------------------------------
                                                           $  1,220,000
-----------------------------------------------------------------------
Metals - Industrial -- 3.5%
-----------------------------------------------------------------------
Precision Castparts Corp.                     132,000      $  5,973,000
RTI International Metals, Inc.(1)              40,000           455,000
-----------------------------------------------------------------------
                                                           $  6,428,000
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 7.0%
-----------------------------------------------------------------------
Baker Hughes, Inc.                             85,000      $  2,720,000
Halliburton Co.                                48,000         2,265,000
Precision Drilling Corp.                      200,000         7,725,000
-----------------------------------------------------------------------
                                                           $ 12,710,000
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 1.1%
-----------------------------------------------------------------------
Enron Corp.                                    30,000      $  1,935,000
-----------------------------------------------------------------------
                                                           $  1,935,000
-----------------------------------------------------------------------
Optical Components -- 0.6%
-----------------------------------------------------------------------
Avanex Corp.(1)                                   100      $      9,550
Corning, Inc.                                   3,000           809,625
MRV Communications, Inc.(1)                     5,000           336,250
-----------------------------------------------------------------------
                                                           $  1,155,425
-----------------------------------------------------------------------
Pharmaceuticals - Generic -- 1.8%
-----------------------------------------------------------------------
Alza Corp.(1)                                  54,324      $  3,211,907
-----------------------------------------------------------------------
                                                           $  3,211,907
-----------------------------------------------------------------------
Printing and Business Products -- 0.5%
-----------------------------------------------------------------------
Electronics for Imaging(1)                     34,000      $    860,625
-----------------------------------------------------------------------
                                                           $    860,625
-----------------------------------------------------------------------
Publishing -- 1.0%
-----------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                   10,000      $    540,000
Playboy Enterprises, Inc.(1)                  100,000         1,287,500
-----------------------------------------------------------------------
                                                           $  1,827,500
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Retail -- 2.2%
-----------------------------------------------------------------------
Hollywood Entertainment Corp.(1)              520,000      $  4,095,000
-----------------------------------------------------------------------
                                                           $  4,095,000
-----------------------------------------------------------------------
Semiconductor Equipment -- 1.4%
-----------------------------------------------------------------------
Electro Scientific Industries, Inc.(1)          2,500      $    110,078
Varian Semiconductor Equipment
Associates, Inc.(1)                            38,500         2,418,281
-----------------------------------------------------------------------
                                                           $  2,528,359
-----------------------------------------------------------------------
Semiconductors -- 3.5%
-----------------------------------------------------------------------
Actel Corp.(1)                                 57,500      $  2,623,438
AudioCodes Ltd.(1)                             20,500         2,460,000
Galileo Technology Ltd.(1)                     60,000         1,290,000
-----------------------------------------------------------------------
                                                           $  6,373,438
-----------------------------------------------------------------------
Telecommunication Equipment -- 0.8%
-----------------------------------------------------------------------
Accelerated Networks, Inc.(1)                   3,350      $    141,328
Alcatel ADR                                     7,000           465,500
Paradyne Networks, Inc.(1)                     25,000           814,063
-----------------------------------------------------------------------
                                                           $  1,420,891
-----------------------------------------------------------------------
Telecommunications Services -- 1.3%
-----------------------------------------------------------------------
Nextel Communications, Inc., Class A(1)        40,000      $  2,447,500
-----------------------------------------------------------------------
                                                           $  2,447,500
-----------------------------------------------------------------------
Tobacco -- 2.2%
-----------------------------------------------------------------------
Philip Morris Co., Inc.                       154,500      $  4,103,906
-----------------------------------------------------------------------
                                                           $  4,103,906
-----------------------------------------------------------------------
Transportation -- 0.7%
-----------------------------------------------------------------------
Kansas City Southern Industries, Inc.          15,000      $  1,330,313
-----------------------------------------------------------------------
                                                           $  1,330,313
-----------------------------------------------------------------------
Wireless Communication Services -- 1.5%
-----------------------------------------------------------------------
VoiceStream Wireless Corp.(1)                  23,500      $  2,732,977
-----------------------------------------------------------------------
                                                           $  2,732,977
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $149,692,619)                          $169,465,042
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

CONVERTIBLE PREFERRED STOCKS -- 0.9%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Metals - Gold -- 0.9%
-----------------------------------------------------------------------
Freeport McMoRan Copper & Gold, 5%
Series CV                                     125,000      $  1,664,062
-----------------------------------------------------------------------
                                                           $  1,664,062
-----------------------------------------------------------------------
Total Convertible Preferred Stocks
   (identified cost $2,872,500)                            $  1,664,062
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 3.4%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Associates Corp. of North America,
6.89%, 7/3/00                                $  6,142      $  6,139,649
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost $6,139,649)                          $  6,139,649
-----------------------------------------------------------------------
Total Investments -- 97.1%
   (identified cost $158,704,768)                          $177,268,753
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.9%                     $  5,378,076
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $182,646,829
-----------------------------------------------------------------------

 ADR - American Depositary Receipt
 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2000
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $158,704,768)        $177,268,753
Cash                                             3,557
Receivable for investments sold              7,921,482
Dividends receivable                           247,165
------------------------------------------------------
TOTAL ASSETS                              $185,440,957
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $  2,766,456
Payable to affiliate for Trustees' fees          3,796
Accrued expenses                                23,876
------------------------------------------------------
TOTAL LIABILITIES                         $  2,794,128
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $182,646,829
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $164,082,844
Net unrealized appreciation (computed on
   the basis of identified cost)            18,563,985
------------------------------------------------------
TOTAL                                     $182,646,829
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
JUNE 30, 2000
Investment Income
------------------------------------------------------
Interest                                  $    152,496
Dividends (net of foreign taxes, $1,640)       551,315
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    703,811
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    362,971
Trustees fees and expenses                       4,878
Custodian fee                                   30,732
Legal and accounting services                   13,695
Miscellaneous                                    3,982
------------------------------------------------------
TOTAL EXPENSES                            $    416,258
------------------------------------------------------

NET INVESTMENT INCOME                     $    287,553
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  4,116,731
------------------------------------------------------
NET REALIZED GAIN                         $  4,116,731
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(11,266,026)
------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(11,266,026)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $ (7,149,295)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $ (6,861,742)
------------------------------------------------------

 (1) For the period from the start of business, March 7, 2000, to June 30, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

                                          PERIOD ENDED
INCREASE (DECREASE)                       JUNE 30, 2000
IN NET ASSETS                             (UNAUDITED)(1)
--------------------------------------------------------
From operations --
   Net investment income                  $     287,553
   Net realized gain                          4,116,731
   Net change in unrealized
      appreciation (depreciation)           (11,266,026)
--------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $  (6,861,742)
--------------------------------------------------------
Capital transactions --
   Net assets contributed by Eaton Vance
      Balanced Fund                       $ 196,706,145
   Contributions                              6,143,054
   Withdrawals                              (13,440,638)
--------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $ 189,408,561
--------------------------------------------------------

NET INCREASE IN NET ASSETS                $ 182,546,819
--------------------------------------------------------

Net Assets
--------------------------------------------------------
At beginning of period                    $     100,010
--------------------------------------------------------
AT END OF PERIOD                          $ 182,646,829
--------------------------------------------------------

 (1) For the period from the start of business, March 7, 2000, to June 30, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  PERIOD ENDED
                                  JUNE 30, 2000
                                  (UNAUDITED)(1)
------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.71%(2)
   Net investment income                 0.49%(2)
Portfolio Turnover                        122%
------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                   $182,647
------------------------------------------------

 (1) For the period from the start of business, March 7, 2000, to June 30, 2000.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Capital Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end, management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve long-term growth of capital by investing in a portfolio consisting of common stocks. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Listed or unlisted securities for which closing sale prices are not available are valued at the mean between latest bid and asked prices. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios custodian fees are reported as a reduction of expenses on the Statement of Operations.

 G Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the security sold.

 H Interim Financial Statements -- The interim financial statements relating to
   June 30, 2000 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1% (0.625% annualized) of the Portfolio's average daily net assets up to $300 million and 1/24 of 1% (0.50% annualized) of average daily net assets of $300 million and more. For the period ended June 30, 2000 the fee was equivalent to 0.63% (annualized) of the Portfolio's average net assets for such period and amounted to $362,971. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their service to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended June 30, 2000, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $332,106,690 and $209,498,528, respectively.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2000, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $158,704,768
    ------------------------------------------------------
    Gross unrealized appreciation             $ 28,463,927
    Gross unrealized depreciation               (9,899,942)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 18,563,985
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period ended June 30, 2000.

6 Transfer of Net Assets
-------------------------------------------
   Prior to the opening of business on March, 7, 2000, Eaton Vance Balanced Fund, pursuant to an Agreement and Plan of Reorganization dated February 29, 2000, contributed net assets to the Portfolio of $196,706,145, in exchange for an interest therein, including $29,830,011 of net unrealized appreciation. The transaction was structured for tax purposes to qualify as a tax free exchange under the Internal Revenue Code.

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

CORPORATE BONDS -- 58.2%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Air Products and Chemicals, Inc., MTN,
7.34%, 6/15/26                                $   720      $    709,985
Associates Corp., N.A., 5.96%, 5/15/37             30            29,654
Bellsouth Telecommunications, Inc.,
5.85%, 11/15/45                                 1,510         1,504,715
BHP Finance, 6.42%, 3/1/26                         80            77,366
Commercial Credit Corp., 6.625%, 6/1/15         1,000           989,820
Commercial Credit Corp., 7.875%, 2/1/25         2,000         2,064,700
Dayton Hudson, MTN, 5.865%, 8/15/27             2,490         2,486,987
Eaton Corp., 6.50%, 6/1/25                        400           385,968
Eaton Corp., 8.875%, 6/15/19                      200           223,528
First Union National Bank of Florida,
6.18%, 2/15/36                                    125           115,164
Grand Metropolitan Investment Corp.,
7.45%, 4/15/35                                  3,090         3,094,635
Harris Corp., 6.65%, 8/1/06                     3,000         2,972,490
Hertz Corp., 6.30%, 11/15/06                       25            24,289
IBM Corp., 6.22%, 8/1/27                           65            63,042
Ingersoll-Rand MTN, 6.015%, 2/15/28                25            24,851
Inter-American Development Bank, 6.95%,
8/1/26                                            220           218,269
Inter-American Development Bank, 8.40%,
9/1/09                                          3,690         4,014,314
ITT Corp., 8.55%, 6/15/09                         450           462,451
Johnson Controls, 7.70%, 3/1/15                 3,000         3,056,370
Lowe's Cos., Inc., MTN, 7.11%, 5/15/37          5,000         4,946,450
Mead Corp., 6.84%, 3/1/37                       2,000         1,879,360
Motorola, Inc., 6.50%, 9/1/25                   3,000         2,916,810
NBD Bank N.A., 8.25%, 11/1/24                     135           141,522
Penney (JC) Co., Inc., 7.40%, 4/1/37            2,000         1,808,440
Procter and Gamble Co., 8.00%, 9/1/24           3,000         3,200,010
Seagram (Joseph) & Sons, Inc., 9.65%,
8/15/18                                         1,030         1,143,207
State Street Bank, 7.35%, 6/15/26               2,450         2,405,900
Tennessee Valley Authority, 5.88%,
4/1/36                                          3,350         3,194,661
Tennessee Valley Authority, 6.235%,
7/15/45                                         1,700         1,691,398
Times Mirror Co., 6.61%, 9/15/27                3,250         3,157,408
Transcontinental Gas Pipeline Corp.,
7.08%, 7/15/26                                  2,600         2,579,382
Tribune Co., MTN, 6.25%, 11/10/26               1,000           985,080
TRW, Inc., MTN, 9.35%, 6/4/20                   1,395         1,508,441
Washington Gas Light Co., MTN, 7.50%,
4/1/30                                          2,000         1,997,020
Willamette Industries, 7.35%, 7/1/26            4,000         3,901,760
-----------------------------------------------------------------------
Total Corporate Bonds
   (identified cost $62,623,864)                           $ 59,975,447
-----------------------------------------------------------------------

MORTGAGE PASS-THROUGHS -- 4.2%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
FHLMC, PAC CMO, Series 1627-PZ, 5.60%,
8/15/17                                       $ 1,711      $  1,701,185
FHLMC, PAC CMO, Series 1630-PE, 5.50%,
5/15/18                                           285           283,535
FHLMC, PAC CMO, Series 41-F, 10.00%,
5/15/20                                           727           760,555
FNMA, PAC CMO, Series 1990 24-E,
9.00%, 3/25/20                                    324           328,329
FNMA, PAC CMO, Series 1992 64-H,
7.50%, 9/25/06                                  1,227         1,229,721
-----------------------------------------------------------------------
Total Mortgage Pass-Throughs
   (identified cost $4,268,136)                            $  4,303,325
-----------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 35.0%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
U.S. Treasury Bond, 7.25%, 8/15/22            $ 3,000      $  3,375,210
U.S. Treasury Bond, 7.50%, 11/15/16             7,500         8,471,400
U.S. Treasury Bond, 10.75%, 8/15/05            10,000        11,924,200
U.S. Treasury Note, 5.75%, 11/30/02             9,500         9,363,390
U.S. Treasury Note, 6.50%, 5/31/02              3,000         3,004,440
-----------------------------------------------------------------------
Total U.S. Treasury Obligations
   (identified cost, $36,408,369)                          $ 36,138,640
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 0.9%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Associates Corp. of North America,
6.89%, 7/3/00                                 $   893      $    892,658
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost $892,658)                            $    892,658
-----------------------------------------------------------------------
Total Investments -- 98.3%
   (identified cost $104,193,027)                          $101,310,070
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.7%                     $  1,759,140
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $103,069,210
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2000
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $104,193,027)        $101,310,070
Cash                                               685
Interest receivable                          1,990,518
------------------------------------------------------
TOTAL ASSETS                              $103,301,273
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $    218,567
Payable to affiliate for Trustees' fees          2,047
Accrued expenses                                11,449
------------------------------------------------------
TOTAL LIABILITIES                         $    232,063
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $103,069,210
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $105,952,167
Net unrealized depreciation (computed on
   the basis of identified cost)            (2,882,957)
------------------------------------------------------
TOTAL                                     $103,069,210
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
JUNE 30, 2000
Investment Income
-----------------------------------------------------
Interest                                  $ 2,323,691
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 2,323,691
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   207,551
Trustees fees and expenses                      2,630
Custodian fee                                  19,000
Legal and accounting services                   7,836
Miscellaneous                                     113
-----------------------------------------------------
TOTAL EXPENSES                            $   237,130
-----------------------------------------------------

NET INVESTMENT INCOME                     $ 2,086,561
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(1,519,708)
-----------------------------------------------------
NET REALIZED LOSS                         $(1,519,708)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 2,155,756
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 2,155,756
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $   636,048
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 2,722,609
-----------------------------------------------------

 (1) For the period from the start of business, March 7, 2000, to June 30, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

                                          PERIOD ENDED
INCREASE (DECREASE)                       JUNE 30, 2000
IN NET ASSETS                             (UNAUDITED)(1)
--------------------------------------------------------
From operations --
   Net investment income                  $   2,086,561
   Net realized loss                         (1,519,708)
   Net change in unrealized appreciation
      (depreciation)                          2,155,756
--------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $   2,722,609
--------------------------------------------------------
Capital transactions --
   Net assets contributed by Eaton Vance
      Balanced Fund                       $ 112,515,428
   Contributions                                462,914
   Withdrawals                              (12,731,751)
--------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $ 100,246,591
--------------------------------------------------------

NET INCREASE IN NET ASSETS                $ 102,969,200
--------------------------------------------------------

Net Assets
--------------------------------------------------------
At beginning of period                    $     100,010
--------------------------------------------------------
AT END OF PERIOD                          $ 103,069,210
--------------------------------------------------------

 (1) For the period from the start of business, March 7, 2000, to June 30, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                        PERIOD ENDED
                                        JUNE 30, 2000
                                        (UNAUDITED)(1)
------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------
Ratios (As a percentage of average
   daily net assets):
   Expenses                                    0.72%(2)
   Net investment income                       6.30%(2)
Portfolio Turnover                               26%
------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                $103,069
------------------------------------------------------

 (1) For the period from the start of business, March 7, 2000 to June 30, 2000.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Investment Grade Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end, management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve current income and total return by investing in a portfolio consisting primarily of fixed-income securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Debt securities (other than mortgage-backed pass through securities and short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 G Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the security sold.

 H Interim Financial Statements -- The interim financial statements relating to
   June 30, 2000 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1% (0.625% annualized) of the Portfolio's average daily net assets up to $300 million and 1/24 of 1% (0.50% annualized) of average daily net assets of $300 million and more. For the period ended June 30, 2000 the fee was equivalent to 0.61% of the Portfolio's average net assets for such period and amounted to $207,551. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their service to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended June 30, 2000, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $4,304,388 and $13,969,936, respectively. Purchases and sales of U.S. Government agency securities aggregated $21,028,344 and $20,089,919, respectively.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2000, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $104,193,027
    ------------------------------------------------------
    Gross unrealized appreciation             $    313,546
    Gross unrealized depreciation               (3,196,503)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (2,882,957)
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period ended June 30, 2000.

6 Transfer of Net Assets
-------------------------------------------
   Prior to the opening of business on March 7, 2000, Eaton Vance Balanced Fund, pursuant to an Agreement and Plan of Reorganization dated February 29, 2000, contributed to the Portfolio net assets of $112,515,428, in exchange for an interest therein, including $5,038,713 of net unrealized depreciation. The transaction was structured for tax purposes to qualify as a tax free exchange under the Internal Revenue Code.

EATON VANCE BALANCED FUND AS OF JUNE 30, 2000

INVESTMENT MANAGEMENT

EATON VANCE BALANCED FUND

Officers
James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees
Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman of the Board,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

CAPITAL GROWTH PORTFOLIO

Officers
James B. Hawkes
President and Trustee

Arieh Coll
Vice President and
Portfolio Manager

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees
Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman of the Board,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT GRADE INCOME PORTFOLIO

Officers
James B. Hawkes
President and Trustee

Arieh Coll
Vice President

Michael B. Terry
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees
Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman of the Board,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

                      This page intentionally left blank.

INVESTMENT ADVISER OF CAPITAL GROWTH PORTFOLIO
AND INVESTMENT GRADE INCOME PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF
EATON VANCE BALANCED FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

TRANSFER AND DIVIDEND DISBURSING AGENT
PFPC, Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02904-9653
(800) 262-1122

EATON VANCE BALANCED FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

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   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
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162-8/00                                                                 BALSRC